Offerings - Offering: 1	Sep. 26, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 1,739,490,597.94
Fee Rate	0.01531%
Amount of Registration Fee	$ 266,316.01
Offering Note	(1) Aggregate number of securities to which transaction applies: As of September 22, 2025, the maximum number of securities of Verint Systems Inc. (the "Company") to which this transaction applies is estimated to be 65,163,227 shares of common stock, par value $0.001 per share ("Common Stock") and 400,000 shares of Preferred Stock (as defined below), which consists of (a) 60,594,610 shares of shares of the Company's Common Stock, including vested restricted stock units ("RSUs"), which may be entitled to receive the per share merger consideration of $20.50 (the "Per Share Merger Consideration"), (b) 200,000 shares of the Company's Series A convertible preferred stock, par value $0.001 per share ("Series A Preferred Stock"), which may be entitled to receive a redemption price per share of Series A Preferred Stock of $1,000 in cash plus any unpaid accrued and accumulated dividends on such share (whether or not declared) up to, but excluding, the date on which the closing of the merger occurs (the "closing date") assuming the closing date occurs on the date immediately prior to the next dividend payment date, (c) 200,000 shares of the Company's Series B convertible preferred stock, par value $0.001 per share ("Series B Preferred Stock" and, together with the Series A Preferred Stock, the "Preferred Stock"), which may be entitled to receive a redemption price per share of Series B Preferred Stock of $1,000 in cash plus any unpaid accrued and accumulated dividends on such share (whether or not declared) up to, but excluding, the closing date assuming the closing date occurs on the date immediately prior to the next dividend payment date, (d) 2,551 shares of Common Stock underlying outstanding vested and unvested phantom shares that entitle the holder thereof to a cash payment based on the fair market value of a share of Common Stock ("Phantom Shares") which may be entitled to receive the Per Share Merger Consideration, (e) 3,679,281 shares of Common Stock underlying outstanding unvested RSUs not conditioned in full or in part on performance-vesting conditions, including RSUs that are held by non-employee directors of the Company, which may be entitled to receive the Per Share Merger Consideration and (f) 886,785 shares of Common Stock underlying outstanding unvested RSUs conditioned in full or in part on performance-vesting conditions ("PSUs") which may be entitled to receive the Per Share Merger Consideration. (2) Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11 (set forth the amount on which the filing fee is calculated and state how it was determined): Estimated solely for the purposes of calculating the filing fee, as of September 22, 2025, the underlying value of the transaction was calculated based on the sum of (a) the product of 60,594,610 shares of Common Stock and the Per Share Merger Consideration; (b) the product of 200,000 shares of Series A Preferred Stock and the redemption price per share of $1,000 plus aggregate accrued and accumulated dividends of $1,822,222.22, (c) the product of 200,000 shares of Series B Preferred Stock and the redemption price per share of $1,000 plus aggregate accrued and accumulated dividends of $1,822,222.22, (d) the product of 2,551 Phantom Shares and the Per Share Merger Consideration, (e) the product of 3,679,281 shares of Common Stock underlying RSUs not conditioned in full or in part on performance-vesting conditions and the Per Share Merger Consideration and (f) the product of 886,785 shares of Common Stock underlying PSUs and the Per Share Merger Consideration. In accordance with Section 14(g) of the Securities Exchange Act of 1934, as amended, the filing fee was determined by multiplying the sum calculated in the preceding sentence by 0.00015310.